Reorganization Items (Reorganization Items) (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reorganization Items [Abstract]
Expenses related to legal advisory and representation services	$ 127	$ 310
Expenses related to other professional consulting and advisory services	95	128
Contract claims adjustments	(20)	(52)	$ (20)	$ 0
Noncash adjustment for estimated allowed claims related to debt	0	926	0	0
Sponsor management agreement settlement	0	(86)
Contract assumption adjustments	0	(14)
Noncash liability adjustment arising from termination of interest rate swaps (Note 13)	278	0	278	0
Fees associated with repayment of EFIH Second Lien Notes (Note 13)	0	28
Loss on exchange and settlement of EFIH First Lien Notes	108	0	108	0
Fees associated with completion and extension of the TCEH and EFIH DIP Facilities (Note 12)	187	9
Other	0	2
Total reorganization items	$ 815	$ 1,355	$ 815	$ 0